Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Current Receivables [Abstract]
Summary of Detailed Information about Trade and Other Receivables
	December 31, 2020	December 31, 2019	January 1, 2019
Trade receivables	570,609	442,148	443,718
Other receivables	27,264	10,093	19,357
	597,873	452,241	463,075